Organization, Description of Business, and Going Concern (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2023	Feb. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash	$ 306		$ 34	$ 60
Working capital deficiency			$ 10,600
Backstop Agreement [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued, price per share			$ 10.34
Ocean Biomedical Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash	306
Working capital deficiency	$ 23,100
Shares issued, price per share	$ 18.00	$ 20.00